SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	15 November 2010
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   39
                                          -----------
Form 13F Information Table Value Total:   $573074
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 6534	4912685 		S		     S
American Water Works 		Common	030420103	 1216	  52250		S		     S
Aqua America Inc		Common	03826W103	 1110	  54400			S		     S
Badger Meter			Common	056525108	23348	 576767			S		     S
Baldor Electric			Common	057741100	  682	  16800			S		     S
California Water Services	Common	130788102	 2286	  61870			S		     S
Clarcor Inc			Common	179895107	29368	 760241			S		     S
Clean Harbors Inc		Common	184496107	38054	 561690			S		     S
Cooper Industries		Common	216648402	  974	  19800			S		     S
Danaher Corp			Common	235851102	 1905	  46880			S		     S
Dionex Corp			Common	254546104	20074	 232236			S		     S
Emerson Electric Co.		Common	291011104	 1417	  26900			S		     S
Headwaters Inc			Common	42210P102	 7254	2014884 		S		     S
ICF International Inc		Common	44925C103	17372	 692670			S		     S
Idex Corp			Common	45167R104	  618	  17400 		S		     S
Itron Inc			Common	465741106	32719	 534364			S		     S
Johnson Controls inc		Common	478366107	  956	  31200			s		     S
LKQ Corp			Common	501889208	42978	2066270			S		     S
Mastec Inc			Common	576323109	  815	  79000			S		     S
Metalico Inc			Common	591176102	 9740	2543018			S		     S
Mueller Water Products Inc-A	Common	624758108	 9932	3288726			S		     S
Nalco Holdings			Common	62985Q101	35746	1415930			S		     S
Ormat Technologies Inc		Common	686688102	30737	1053732			S		     S
Pall corp			Common	696429307	40334	 968640			S		     S
Pentair Inc.			Common	709631105	29695	 882990			s		     S
Perkinelmer Inc.		Common	714046109	 2349	 101500			S		     S
Power Integrations Inc		Common	739276103	16758	 527156			S		     S
Regal Beloit			Common	758750103	34062	 578690			S		     S
Republic services Inc		Common	760759100	 1194	  38915			S		     S
Roper Industries Inc		Common	776696106	  820     12575			S		     S
Sims Group			Common	829160100	26686	1569744			S		     S
Stericycle Inc			Common	858912108	23108	 332578			S		     S
Sunpower Corp class B		Common	867652307	25847	1864858			S		     S
Tetra Tech Inc			Common	88162G103	21059	1004252			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 2744	  57300			S		     S
URS Corp			Common	903236107	  893     23500			S		     S
Watts Water Technologies-A	Common	942749102	29498	 866310			S		     S
3M Co				Common	88579Y101	 1153	  13300			S		     S